Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]	8. Subsequent Events On October 9, 2013, the Company appointed Stephen Graham as its new Chief Financial Officer, effective as of October 21, 2013.

Note 11 – Subsequent events

On March 10, 2013, we renewed our lease for our manufacturing plant at 3601 Clover Lane in New Castle, Pennsylvania. The lease which commences on April 3, 2013 is for a term of five years with one five year renewal option. All other terms and conditions of the lease are the same as the existing lease agreement.